Associates and Joint Ventures - Breakdown of Key Financial Highlights (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Other non-current assets	€ 2,064	€ 2,067
Non-current assets	78,133	83,568
Cash and cash equivalents	8,062	7,151	€ 7,245	€ 8,580
Other current assets	2,881	2,702
Current assets	22,369	20,756
Total assets	100,502	104,324
Non-current financial liabilities	(33,192)	(33,360)
Other non current liabilities	(1,843)	(1,692)
Non current liabilities	(52,019)	(53,829)
Current financial liabilities	(5,590)	(3,701)
Other current liabilities	(1,966)	(1,819)
Current liabilities	(25,734)	(23,399)
Purchase price allocation
Group’s share in equity	22,749	27,096	31,708	€ 28,684
Goodwill	16,461	18,708
Carrying amount in the Telefónica Group	232	325
HoldCo Infraco SpA. (Onnet Fibra Chile)
Purchase price allocation
Assets	159	178
Liabilities	(43)	(48)
Fair value of net assets	€ 116	€ 130
Proportion of holding (in percentage)	40.00%	40.00%
Group’s share in equity	€ 89	€ 120
Other adjustments	30		30
Carrying amount in the Telefónica Group	119	150
Movistar Prosegur Alarmas
Purchase price allocation
Assets	42	76
Liabilities	(11)	(20)
Fair value of net assets	€ 31	€ 56
Proportion of holding (in percentage)	50.00%	50.00%
Group’s share in equity	€ 15	€ 32
Goodwill	198	198
Carrying amount in the Telefónica Group	€ 213	€ 230
Unsere Grüne Glasfaser (UGG)
Purchase price allocation
Proportion of holding (in percentage)	50.00%	50.00%
Group’s share in equity	€ 55	€ 49
Other adjustments	49	49
Carrying amount in the Telefónica Group	€ 104	€ 97
Opal Jvco Limited (nexfibre)
Purchase price allocation
Proportion of holding (in percentage)	25.00%	25.00%
Group’s share in equity	€ 90	€ 51
Other adjustments	4		€ 4
Carrying amount in the Telefónica Group	94	55
Movistar Prosegur Alarmas
Disclosure Of Joint Ventures And Associates [Line Items]
Fixed assets	204	172
Other non-current assets	141	160
Non-current assets	345	332
Cash and cash equivalents	1	1
Other current assets	102	58
Current assets	103	59
Total assets	448	391
Non-current financial liabilities	(205)	(175)
Other non current liabilities	(78)	(63)
Non current liabilities	(283)	(238)
Current financial liabilities	(100)	(102)
Other current liabilities	(65)	(43)
Current liabilities	(165)	(145)
Total allocated liabilities	(448)	(383)
Net assets	0	8
Unsere Grüne Glasfaser (UGG)
Disclosure Of Joint Ventures And Associates [Line Items]
Fixed assets	1,344	438
Other non-current assets	194	211
Non-current assets	1,538	649
Cash and cash equivalents	282	49
Other current assets	63	50
Current assets	345	99
Total assets	1,883	748
Non-current financial liabilities	(1,493)	(522)
Other non current liabilities	(43)	(36)
Non current liabilities	(1,536)	(558)
Current financial liabilities	(4)	(5)
Other current liabilities	(232)	(88)
Current liabilities	(236)	(93)
Total allocated liabilities	(1,772)	(651)
Net assets	111	97
Opal Jvco Limited (nexfibre)
Disclosure Of Joint Ventures And Associates [Line Items]
Fixed assets	1,833	840
Other non-current assets	185	98
Non-current assets	2,018	938
Cash and cash equivalents	37	23
Other current assets	62	54
Current assets	99	77
Total assets	2,117	1,015
Non-current financial liabilities	(1,453)	(593)
Other non current liabilities	(3)	0
Non current liabilities	(1,456)	(593)
Current financial liabilities	(100)	(61)
Other current liabilities	(199)	(157)
Current liabilities	(299)	(218)
Total allocated liabilities	(1,755)	(811)
Net assets	362	204
HoldCo Infraco SpA. (Onnet Fibra Chile)
Disclosure Of Joint Ventures And Associates [Line Items]
Non-current assets	1,343	857
Cash and cash equivalents	11	27
Other current assets	84	182
Current assets	95	209
Total assets	1,438	1,066
Non-current financial liabilities	(892)	(521)
Other non current liabilities	(304)	(293)
Non current liabilities	(1,196)	(814)
Current financial liabilities	(34)	(3)
Other current liabilities	(102)	(78)
Current liabilities	(136)	(81)
Total allocated liabilities	(1,332)	(895)
Net assets	€ 106	€ 171